Subsidiaries - Summary (Details)					12 Months Ended
	Jan. 30, 2018 USD ($)	Jan. 29, 2018 USD ($)	Aug. 10, 2017 USD ($)	Aug. 09, 2017	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jul. 29, 2016	Jun. 24, 2016 EUR (€)	Jun. 24, 2016 USD ($)
Better Way Enterprises Limited ("Better Way")
Subsidiaries
Paid up registered capital									$ 1,000,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Semiconductor Manufacturing International (Shanghai) Corporation ("SMIS" or "SMIC Shanghai")
Subsidiaries
Paid up registered capital									1,770,000,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC, Americas
Subsidiaries
Paid up registered capital									500,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Semiconductor Manufacturing International (Beijing) Corporation ("SMIB" or "SMIC Beijing")
Subsidiaries
Paid up registered capital									1,000,000,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Japan
Subsidiaries
Paid up registered capital | ¥					¥ 10,000,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Europe S.R.L
Subsidiaries
Paid up registered capital | €								€ 100,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Semiconductor Manufacturing International (Solar Cell) Corporation
Subsidiaries
Paid up registered capital									11,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Smic Investment Shanghai Corporation Member
Subsidiaries
Paid up registered capital									465,800,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Semiconductor Manufacturing International (Tianjin) Corporation ("SMIT" or "SMIC Tianjin")
Subsidiaries
Paid up registered capital									770,000,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Development (Chengdu) Corporation ("SMICD")
Subsidiaries
Paid up registered capital									5,000,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Semiconductor Manufacturing International (BVI) Corporation ("SMIC (BVI)")
Subsidiaries
Paid up registered capital									10
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Admiral Investment Holdings Limited
Subsidiaries
Paid up registered capital									10
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Shanghai (Cayman) Corporation
Subsidiaries
Paid up registered capital									50,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Beijing (Cayman) Corporation
Subsidiaries
Paid up registered capital									50,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Tianjin (Cayman) Corporation
Subsidiaries
Paid up registered capital									50,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SilTech Semiconductor Corporation
Subsidiaries
Paid up registered capital									10,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Shenzhen (Cayman) Corporation
Subsidiaries
Paid up registered capital									50,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Advanced Technology Research and Development (Shanghai) Corporation
Subsidiaries
Paid up registered capital									400,000,000
Proportion of ownership interest held by the Company (as a percent)					97.45%
Proportion of voting power held by the Company (as a percent)					97.45%
SMIC Holdings Corporation
Subsidiaries
Paid up registered capital									50,000,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SJ Semiconductor Corporation
Subsidiaries
Paid up registered capital									5,668
Proportion of ownership interest held by the Company (as a percent)					56.045%
Proportion of voting power held by the Company (as a percent)					56.045%
Magnificent Tower Limited
Subsidiaries
Paid up registered capital									50,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Hong Kong International Company Limited (formerly "SMIC Shanghai (HK) Company Limited")
Subsidiaries
Paid up registered capital							$ 1
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Beijing (HK) Company Limited
Subsidiaries
Paid up registered capital							1
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Tianjin (HK) Company Limited
Subsidiaries
Paid up registered capital							1
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Solar Cell (HK) Company Limited
Subsidiaries
Paid up registered capital							1
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Shenzhen (HK) Company Limited
Subsidiaries
Paid up registered capital							1
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SilTech Semiconductor (Hong Kong) Corporation Limited
Subsidiaries
Paid up registered capital							1,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Semiconductor Manufacturing International (Shenzhen) Corporation
Subsidiaries
Paid up registered capital									700,000,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SilTech Semiconductor (Shanghai) Corporation Limited ("SilTech Shanghai")
Subsidiaries
Paid up registered capital									12,000,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Semiconductor Manufacturing North China (Beijing) Corporation ("SMNC")
Subsidiaries
Paid up registered capital									3,900,000,000
Proportion of ownership interest held by the Company (as a percent)					51.00%
Proportion of voting power held by the Company (as a percent)			51.00%		51.00%
Cash Contribution to Registered Capital			$ 1,224,000,000
China IC Capital Co., Ltd
Subsidiaries
Paid up registered capital | ¥						¥ 1,342,500,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
China Ic Capital Ningbo Co Ltd Member
Subsidiaries
Paid up registered capital									199,500,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
Shanghai Hexin Investment Management Limited Partnership
Subsidiaries
Paid up registered capital | ¥						¥ 50,000,000
Proportion of ownership interest held by the Company (as a percent)					99.00%
Proportion of voting power held by the Company (as a percent)					99.00%
SJ Semiconductor (HK) Limited
Subsidiaries
Paid up registered capital							$ 1,000
Proportion of ownership interest held by the Company (as a percent)					56.045%
Proportion of voting power held by the Company (as a percent)					56.045%
SJ Semiconductor (Jiangyin) Corporation ("SJ Jiangyin")
Subsidiaries
Paid up registered capital									259,500,000
Proportion of ownership interest held by the Company (as a percent)					56.045%
Proportion of voting power held by the Company (as a percent)					56.045%
LFoundry S.r.l. ("LFoundry")
Subsidiaries
Paid up registered capital | €								€ 2,000,000
Proportion of ownership interest held by the Company (as a percent)					70.00%
Proportion of voting power held by the Company (as a percent)					70.00%
Semiconductor Manufacturing South China Corporation
Subsidiaries
Paid up registered capital									2,152,475,706
Proportion of ownership interest held by the Company (as a percent)	50.10%	100.00%			51.32%
Proportion of voting power held by the Company (as a percent)					51.32%
Registered capital	$ 3,500,000,000	$ 210,000,000
SJ Semiconductor USA Co.
Subsidiaries
Paid up registered capital									500,000
Proportion of ownership interest held by the Company (as a percent)					56.045%
Proportion of voting power held by the Company (as a percent)					56.045%
SMIC (Sofia) EOOD
Subsidiaries
Paid up registered capital									1,800,000
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
SMIC Innovation Design Center (Ningbo) Co., Ltd.
Subsidiaries
Proportion of ownership interest held by the Company (as a percent)					100.00%
Proportion of voting power held by the Company (as a percent)					100.00%
North China IC Innovation Center (Beijing) Co., Ltd
Subsidiaries
Paid up registered capital									$ 1,000,000
Proportion of ownership interest held by the Company (as a percent)					51.00%
Proportion of voting power held by the Company (as a percent)					51.00%
SMIC Holdings Corporation | Semiconductor Manufacturing South China Corporation
Subsidiaries
Capital contribution made into the registered capital	1,543,500,000
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Subsidiaries
Cash Contribution to Registered Capital			$ 900,000,000
Percentage of ownership interest in joint venture			32.00%	26.50%
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund") | Semiconductor Manufacturing South China Corporation
Subsidiaries
Capital contribution made into the registered capital	$ 946,500,000
Proportion of ownership interest	27.04%
E Town Capital
Subsidiaries
Cash Contribution to Registered Capital			$ 276,000,000
Percentage of ownership interest in joint venture			5.75%
Shanghai IC Fund | Semiconductor Manufacturing South China Corporation
Subsidiaries
Capital contribution made into the registered capital	$ 800,000,000
Proportion of ownership interest	22.86%
LFoundry S.r.l. ("LFoundry")
Subsidiaries
Percentage of equity interests acquired										70.00%
Acquisition consideration											€ 49,000,000	$ 54,400,000